Share Based Compensation - Additional Information (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($) shares	Nov. 30, 2018 $ / shares shares	Nov. 30, 2018 ₨ / shares shares	Oct. 31, 2018 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years
Share based compensation expense capitalized	₨ 13	$ 0.2
Options						692,507	692,507
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price | ₨ / shares							₨ 11.90
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option exercise price | ₨ / shares							₨ 13.25
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense capitalized	104	$ 1.4
Unrecognized compensation cost	₨ 632				$ 8.4
Unrecognized compensation cost, expected period of recognition	4 years 4 months 24 days	4 years 4 months 24 days
Carrying value of liability	₨ 273				3.6
Number of equity shares granted to be settled into cash to some of the directors	1,970,000	1,970,000
Stock Appreciation Rights (SARs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maturity date	Mar. 31, 2028	Mar. 31, 2028
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Carrying value of liability	₨ 5				$ 0.1
Number of equity shares granted to be settled into cash to some of the directors	10,920	10,920
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maturity date	Feb. 28, 2021	Feb. 28, 2021
General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	₨ 17	$ 0.2	₨ 83
General and Administrative Expenses [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	169	2.2
General and Administrative Expenses [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	₨ 5	$ 0.1
Vesting Period, Year One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Vesting Period, Year Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Vesting Period, Year Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Vesting Period, Year Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum options to be granted under stock option plan	2,023,744				2,023,744
Number of options available for grant	827,935				827,935
Aggregate intrinsic value of outstanding options	₨ 35		83		$ 0.5
Share based compensation expense capitalized	13	$ 0.2
Unrecognized compensation cost	₨ 22				$ 0.3
Unrecognized compensation cost, expected period of recognition	2 years	2 years
Intrinsic value of options exercised	₨ 48	$ 0.6	₨ 34
Options	870,065		1,493,237		870,065	692,507	692,507
Option exercise price | (per share)	₨ 756		₨ 726			$ 11.90		$ 13.25
Employee Stock Option Plan [Member] | General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	₨ 17	$ 0.2	₨ 83	₨ 25